Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
INTEREST INCOME
Loans and leases, including fees	$ 32,867		$ 29,722		$ 21,305
Securities:
Taxable	2,601		2,573		2,403
Tax-exempt	1,704		1,557		1,682
Other	647		513		382
Total interest income	37,819		34,365		25,772
INTEREST EXPENSE
Deposits	6,440		3,849		2,125
Borrowings	2,484		2,309		993
Total interest expense	8,924		6,158		3,118
Net interest income	28,895		28,207		22,654
PROVISION (CREDIT) FOR LOAN AND LEASE LOSSES	550		450		(350)
Net interest income after provision (credit) for loan and lease losses	28,345		27,757		23,004
NON-INTEREST INCOME
Service charges on deposit accounts	1,486		1,610		1,636
Gain on sale of loans	9,071	[1]	4,675	[1]	1,843
Net securities gains (losses)	4	[1]	(6)	[1]	(2)
Change in fair value of mortgage servicing rights	(258)	[1]	26	[1]	(31)
Increase in cash surrender value of life insurance	390	[1]	395	[1]	397
Other operating income	4,355		2,728		2,256
Total non-interest income	15,048		9,428		6,099
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	18,665		15,903		12,038
Occupancy expenses	3,174		3,155		2,917
Other operating expenses	9,278		8,378		7,423
Total non-interest expenses	31,117		27,436		22,378
Income before income taxes	12,276		9,749		6,725
PROVISION FOR INCOME TAXES	1,615		1,529		2,879
NET INCOME	$ 10,661		$ 8,220		$ 3,846
NET INCOME PER SHARE BASIC (in dollars per share)	$ 3.26		$ 2.51		$ 1.18
NET INCOME PER SHARE DILUTED (in dollars per share)	$ 3.25		$ 2.51		$ 1.18

[1]	Not within the scope of ASC 606